UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07901

                 Credit Suisse Global Health Sciences Fund, Inc.
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               (Exact name of registrant as specified in charter)


                    c/o Credit Suisse Asset Management, LLC
                              466 Lexington Avenue
                            New York, New York 10017
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              (Address of principal executive offices) (Zip code)

                                Hal Liebes, Esq.
                              466 Lexington Avenue
                            New York, New York 10017
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: 8/31
Date of reporting period: July 1, 2003 - June 30, 2004

ITEM 1. PROXY VOTING RECORD

CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND, INC.

================== CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND ===================


BIOGEN IDEC INC

Ticker:       BIIB           Security ID:  449370105
Meeting Date: NOV 12, 2003   Meeting Type: Special
Record Date:  SEP 25, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management
5     Adjourn Meeting                           For       Against    Management


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KING PHARMACEUTICALS INC.

Ticker:       KG             Security ID:  495582108
Meeting Date: NOV 4, 2003    Meeting Type: Annual
Record Date:  SEP 5, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Earnest W. Deavenport, Jr. For       For        Management
      as Class II Director
1.2   Elect Director Elizabeth M. Greetham as   For       For        Management
      Class II Director
1.3   Elect Director James R. Lattanzi as Class For       For        Management
      III Director
1.4   Elect Director Philip M. Pfeffer as Class For       For        Management
      II Director
1.5   Elect Director Ted G. Wood as Class I     For       For        Management
      Director
2     Ratify Auditors                           For       For        Management


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MEDTRONIC, INC.

Ticker:       MDT            Security ID:  585055106
Meeting Date: AUG 28, 2003   Meeting Type: Annual
Record Date:  JUL 3, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard H. Anderson        For       For        Management
1.2   Elect Director Michael R. Bonsignore      For       For        Management
1.3   Elect Director Gordon M. Sprenger         For       Withhold   Management
2     Ratify Auditors                           For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management


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MYLAN LABORATORIES INC.

Ticker:       MYL            Security ID:  628530107
Meeting Date: JUL 25, 2003   Meeting Type: Annual
Record Date:  MAY 23, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Milan Puskar               For       For        Management
1.2   Elect Director Robert J. Coury            For       For        Management
1.3   Elect Director Wendy Cameron              For       For        Management
1.4   Elect Director Laurence S. DeLynn         For       For        Management
1.5   Elect Director John C. Gaisford, M.D.     For       For        Management
1.6   Elect Director Douglas J. Leech           For       Withhold   Management
1.7   Elect Director Joseph C. Maroon, M.D.     For       For        Management
1.8   Elect Director Patricia A. Sunseri        For       For        Management
1.9   Elect Director C.B. Todd                  For       For        Management
1.10  Elect Director Randall L. Vanderveen,     For       For        Management
      Ph.D.
1.11  Elect Director Stuart A. Williams, Esq.   For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management


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TEVA PHARMACEUTICAL INDUSTRIES

Ticker:       TEVA           Security ID:  881624209
Meeting Date: OCT 27, 2003   Meeting Type: Special
Record Date:  SEP 18, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect G. Shalev as an External Director   For       For        Management
2     Approve Increase in Remuneration of       For       For        Management
      Directors other than the Chairman


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WEBMD CORPORATION

Ticker:       HLTH           Security ID:  94769M105
Meeting Date: SEP 12, 2003   Meeting Type: Annual
Record Date:  JUL 21, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Paul A. Brooke             For       For        Management
1.2   Elect Director James V. Manning           For       For        Management
1.3   Elect Director Martin J. Wygod            For       For        Management
2     Amend Omnibus Stock Plan                  For       Against    Management
3     Increase Authorized Common Stock          For       For        Management

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

         CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND, INC.

By:      /s/ Hal Liebes
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         Hal Liebes
         Vice President and Secretary

Date:    September 13, 2004